Sale Of Vision Bank Business - Schedule of Composition of Pre-tax Gain on Sale of Business (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Premium paid		$ 27,913
One-time gains		298
Loss on sale of fixed assets		(2,434)
Employment and severance agreements		(1,610)
Other one-time charges, including estimates		(2,000)
Pre-tax gain	$ 0	$ 22,167	$ 0